FS Energy Total Return Fund
Unaudited Schedule of Investments
As of January 31, 2020
(in thousands, except share and per share amounts)

Portfolio Company(a)	Footnotes	Industry	Number of Shares	Cost(b)	Fair Value(c)
Master Limited Partnerships—19.8%
Energy Transfer LP	(d)	Midstream	435,700	$5,962	$5,485
EQM Midstream Partners, LP	(d)	Midstream	44,000	1,933	1,019
MPLX LP	(d) (e)	Midstream	75,500	1,802	1,816
Total Master Limited Partnerships				9,697	8,320

Preferred Equity—12.4%
CenterPoint Energy, Inc., Series B, 7.0%	(d)	Downstream	20,000	937	961
Crestwood Equity Partners LP, 9.3%		Midstream	219,123	2,025	2,051
Dominion Energy, Inc., Series A, 7.3%		Downstream	20,000	2,011	2,195
Total Preferred Equity				4,973	5,207

Common Equity—47.0%
BP p.l.c., ADR	(d)	Upstream	59,900	2,292	2,164
Enbridge, Inc.	(d)	Midstream	55,000	1,876	2,237
EnLink Midstream, LLC	(d)	Midstream	162,000	858	815
Kinder Morgan, Inc.	(d)	Midstream	87,600	1,497	1,828
Marathon Petroleum Corp.	(d)	Downstream	21,600	1,107	1,177
Plains GP Holdings LP, Class A Shares	(d)	Midstream	167,700	3,490	2,792
Rattler Midstream LP	(d)	Midstream	135,200	2,171	2,040
Royal Dutch Shell plc, Class B Shares, ADR	(d)	Upstream	34,600	2,045	1,844
Targa Resources Corp.	(d)	Midstream	59,100	2,259	2,157
The Williams Companies, Inc.	(d)	Midstream	128,800	2,989	2,665
Total Common Equity				20,584	19,719

Portfolio Company(a)	Footnotes	Industry	Principal Amount(b)	Amortized Cost	Fair Value(c)
Senior Secured Loans—First Lien—9.0%
BCP Raptor II, LLC, L+475, 11/3/2025	(f)	Midstream	$2,090	$2,036	$1,910
Navitas Midstream Midland Basin, LLC, L+450, 12/13/2024	(f)	Midstream	1,985	1,940	1,893
Total Senior Secured Loans—First Lien				3,976	3,803
Corporate Bonds—15.9%
Exterran Energy Solutions LP / EES Finance Corp., 8.1%, 5/1/2025		Service & Equipment	$1,400	$1,402	$1,391
KLX Energy Services Holdings, Inc., 11.5%, 11/1/2025	(g)	Service & Equipment	1,400	1,380	1,183
Moss Creek Resources Holdings, Inc., 7.5%, 1/15/2026	(d) (g)	Upstream	1,000	811	737
Moss Creek Resources Holdings, Inc., 10.5%, 5/15/2027	(g)	Upstream	1,600	1,339	1,284
SM Energy Co., 6.6%, 1/15/2027		Upstream	2,300	2,006	2,087
Total Corporate Bonds				6,938	6,682

See notes to unaudited schedule of investments.

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FS Energy Total Return Fund
Unaudited Schedule of Investments (continued)
As of January 31, 2020
(in thousands, except share and per share amounts)

Portfolio Company(a)	Footnotes	Yield	Number of Shares	Cost(b)	Fair Value(c)
Short-Term Investments—1.0%
State Street Institutional Treasury Money Market Fund—Institutional Class	(h)	1.49%	408,040	$408	$408
Total Short-Term Investments				408	408
TOTAL INVESTMENTS—105.1%				$46,576	$44,139
LIABILITIES IN EXCESS OF OTHER ASSETS—(5.1)%					(2,158)
NET ASSETS—100.0%					$41,981
Shares outstanding at period end (Class A)					586,920
Net asset value per common share at period end (Class A)					$10.13
Shares outstanding at period end (Class I)					3,510,284
Net asset value per common share at period end (Class I)					$10.14
Shares outstanding at period end (Class T)					43,377
Net asset value per common share at period end (Class T)					$10.13

ADR - American Depositary Receipt

(a)	Security may be an obligation of one or more entities affiliated with the named company.

(b)	Denominated in U.S. dollars unless otherwise noted.

(c)

Fair value is determined by the board of trustees of FS Energy Total Return Fund (the “Fund”). For information on the Fund’s policy regarding valuation of investments, fair value hierarchy levels and other significant accounting policies, please refer to the Fund’s most recent audited financial statements.

(d)

Security or portion thereof is pledged as collateral supporting the amounts outstanding under the prime brokerage facility with BNP Paribas Prime Brokerage International, Ltd. (“BNP”). Securities may be rehypothecated from time to time as permitted under Rule 15c-1(a)(1) promulgated under the Securities Exchange Act of 1934, as amended, subject to terms and conditions governing the prime brokerage facility with BNP. As of January 31, 2020, there were no securities rehypothecated by BNP.

(e)	Position or portion thereof unsettled as of January 31, 2020.

(f)

Certain variable rate securities in the Fund’s portfolio bear interest at a rate determined by a publicly disclosed base rate plus a basis point spread. As of January 31, 2020, the three-month London Interbank Offered Rate (“L”) was 1.75%.

(g)

Exempt from registration under Rule 144A of the Securities Act of 1933, as amended. Such securities may be deemed liquid by the investment adviser and may be resold, normally to qualified institutional buyers in transactions exempt from registration. Total market value of Rule 144A securities amounts to $3,204, which represents approximately 7.6% of net assets as of January 31, 2020.

(h)	Rate represents the seven-day yield as of January 31, 2020.

See notes to unaudited schedule of investments.

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FS Energy Total Return Fund

Notes to Unaudited Schedule of Investments

As of January 31, 2020

(in thousands)

Investment Portfolio

The information contained in this section should be read in conjunction with the Fund’s audited financial statements contained in its annual report for the fiscal year ended October 31, 2019.

The following table summarizes the composition of the Fund’s investment portfolio at cost and fair value as of January 31, 2020:

	Amortized Cost(1)	Fair Value	Percentage of Portfolio
Master Limited Partnerships	$9,697	$8,320	19%
Preferred Equity	4,973	5,207	12%
Common Equity	20,584	19,719	45%
Senior Secured Loans—First Lien	3,976	3,803	8%
Corporate Bonds	6,938	6,682	15%
Short-Term Investments	408	408	1%
Total	$46,576	$44,139	100%

(1) Amortized cost represents the original cost adjusted for the amortization of premiums, accretion of discounts and/or tax-basis return of capital, as applicable, on investments.

In general, under the 1940 Act, a Fund would be presumed to “control” a portfolio company if such Fund owned more than 25% of its voting securities or it had the power to exercise control over the management or policies of such portfolio company, and would be an “affiliated person” of a portfolio company if they owned 5% or more of its voting securities.

As of January 31, 2020, the Fund did not “control” any of its portfolio companies and was not an “affiliated person” of any of its portfolio companies, each as defined in the 1940 Act.

The table below describes investments by industry classification and enumerates the percentage, by fair value, of the total portfolio assets in such industries as of January 31, 2020:

Industry Classification	Fair Value	Percentage of Portfolio
Midstream	$28,708	65%
Upstream	8,116	18%
Downstream	4,333	10%
Service & Equipment	2,574	6%
Short-Term Investments	408	1%
Total	$44,139	100%

Under existing accounting guidance, fair value is defined as the price that the Fund would receive upon selling an investment or pay to transfer a liability in an orderly transaction to a market participant in the principal or most advantageous market for the investment. This accounting guidance emphasizes that valuation techniques maximize the use of observable market inputs and minimize the use of unobservable inputs. Inputs refer broadly to the assumptions that market participants would use in pricing an asset or liability, including assumptions about risk. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing an asset or liability developed based on market data obtained from sources independent of the Fund. Unobservable inputs are inputs that reflect the assumptions market participants would use in pricing an asset or liability developed based on the best information available in the circumstances.

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FS Energy Total Return Fund

Notes to Unaudited Schedule of Investments (continued)

As of January 31, 2020

(in thousands)

The Fund classifies the inputs used to measure these fair values into the following hierarchy as defined by current accounting guidance:

Level 1: Inputs that are quoted prices (unadjusted) in active markets for identical assets or liabilities.

Level 2: Inputs that are quoted prices for similar assets or liabilities in active markets.

Level 3: Inputs that are unobservable for an asset or liability.

A financial instrument’s categorization within the valuation hierarchy is based upon the lowest level of input that is significant to the fair value measurement.

As of January 31, 2020, the Fund’s investments were categorized as follows in the fair value hierarchy:

Asset Description	Level 1	Level 2	Level 3	Total
Master Limited Partnerships	$8,320	$—	$—	$8,320
Preferred Equity	5,207	—	—	5,207
Common Equity	19,719	—	—	19,719
Senior Secured Loans—First Lien	—	3,803	—	3,803
Corporate Bonds	—	6,682	—	6,682
Short-Term Investments	—	408	—	408
Total	$33,246	$10,893	$—	$44,139

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